CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parentheticals [Abstract]
Available for Sale at Fair value - Amortized cost	$ 14,182,880	$ 13,345,022
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	10,000,000	10,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	140,000,000	140,000,000
Common stock shares issued	79,137,758	73,363,523
Common stock shares outstanding	73,368,000	73,363,000
Treasury Shares Held	5,770,024	328
Allowances for Loan and Lease Losses, Real Estate	$ 11,793	$ 6,239